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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08448


                          Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  August 31, 2004


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


Pioneer Emerging Markets Fund
                Schedule of Investments 8/31/04 (unaudited)
   Shares                                                                                    Value
                PREFFERED STOCKS - 2.7 %
                Materials - 0.5 %
                Diversified Metals & Mining - 0.5 %
   2,016,000    Caemi Mineracao e Metalurgia SA *                                  $              1,081,353
                Total Materials                                                    $              1,081,353
                Capital Goods - 0.1 %
                Industrial Conglomerates - 0.1 %
      28,470    LG Corp.                                                           $                233,879
                Total Capital Goods                                                $                233,879
                Banks - 0.9 %
                Diversified Banks - 0.9 %
  23,373,000    Banco Itau Holding Financeira                                      $              2,363,652
                Total Banks                                                        $              2,363,652
                Telecommunication Services - 1.2 %
                Integrated Telecommunication Services - 0.7 %
     129,994    Tele Norte Leste Participacoes (A.D.R.)                            $              1,780,918
                Wireless Telecommunication Services - 0.5 %
      47,800    Telemig Celular Participacoes (A.D.R.)  (b)                        $              1,410,578
                Total Telecommunication Services                                   $              3,191,496
                TOTAL PREFERRED STOCKS
                (Cost   $4,896,519)                                                $              6,870,380

                COMMON STOCKS - 94.6 %
                Energy - 12.9 %
                Integrated Oil & Gas - 9.5 %
   1,842,000    CNOOC, Ltd.                                                        $                860,573
      44,300    Lukoil Holding  (A.D.R.)                                                          5,224,630
     361,000    Petrobras Brasileiro (A.D.R.)                                                    10,068,290
     109,700    Surgutneftegaz (A.D.R.)  (b)                                                      3,806,590
 127,269,300    Tupras-Turkiye Petrol Rafinerileri A.S.                                             983,270
     186,500    Yukos *                                                                           3,100,563
                                                                                   $             24,043,916
                Oil & Gas Equipment And Services - 0.5 %
      24,700    Samchully Co., Ltd.                                                $              1,199,261
                Oil & Gas Exploration & Production - 1.7 %
   1,503,500    China Petroleum & Chemical                                         $                587,714
   1,436,000    Panva Gas Holdings Ltd. *                                                           612,493
      47,500    Mol Magyar Olaj                                                                   2,072,390
     279,400    PTT Public Co., Ltd.                                                              1,007,089
                                                                                   $              4,279,686
                Oil & Gas Refining Marketing & Transportation - 1.2 %
      38,100    S-Oil Corp. *                                                      $              1,631,461
   9,813,300    Petron Corp.                                                                        454,930
      64,500    Polski Koncern Nafto (G.D.R.)                                                     1,138,425
                                                                                   $              3,224,816
                Total Energy                                                       $             32,747,679
                Materials - 13.9 %
                Aluminum - 0.1 %
     124,800    Catcher Technology Co., Ltd.                                       $                349,856
                Commodity Chemicals - 1.8 %
      31,789    Daelim Industrial Co.                                              $              1,212,695
      92,700    Reliance Industries Ltd. (144A) *                                                 1,974,510
  99,005,900    Ultrapar Participacoes S.A.                                                       1,403,739
                                                                                   $              4,590,944
                Construction Materials - 1.4 %
      42,430    Asia Cement Co., Ltd.                                              $              1,014,996
     252,000    Asia Vital Component                                                                305,726
 235,072,250    Akcansa Cimento A.S.                                                                661,243
   1,854,574    Lafarge Malayan Cement Berhad                                                       390,390
     112,000    Siam City Cement Co., Ltd. (Foreign)                                                559,798
     124,000    Siam Cement Co., Ltd. *                                                             724,027
                                                                                   $              3,656,180
                Diversified Chemical - 0.8 %
   2,193,665    Sinopac Holdings Co. *                                             $              1,109,273
      20,597    LG Chemicals, Ltd.                                                                  789,206
                                                                                   $              1,898,479
                Diversified Metals & Mining - 2.6 %
   1,173,200    Yanzhou Coal Mining  (Class H)                                     $              1,275,174
      38,400    Anglo American Plc (b)                                                              887,808
     135,500    KGHM Polska Miedz SA *                                                            1,112,161
      33,100    Norilsk Nickel                                                                    1,812,225
      31,000    Companhia Vale do Rio Doce (A.D.R.)                                               1,509,700
                                                                                   $              6,597,068
                Fertilizers & Agricultural Chemicals - 0.3 %
     191,000    Makhteshim-Agan Industries Ltd.                                    $                761,407
                Gold - 0.6 %
     207,700    IAMGOLD Corp. (b)                                                  $              1,563,981
                Paper Products - 0.2 %
      19,400    Aracruz Cellulose SA (A.D.R.)                                      $                675,314
                Precious Metals & Minerals - 3.6 %
      56,078    Anglo American Plc                                                 $              1,283,022
      24,620    Anglogold Ashanti Ltd.                                                              881,513
      81,300    Anglogold Ashanti (A.D.R.)                                                        2,886,150
     189,600    Compania de Minas Buenaventura S.A.A.                                             4,307,712
                                                                                   $              9,358,397
                Specialty Chemicals - 1.1 %
     806,016    Formosa Plastic Corp.                                              $              1,216,533
   1,171,355    Nan Ya Plastics Corp.                                                             1,625,634
                                                                                   $              2,842,167
                Steel - 1.4 %
     852,886    China Steel Corp., Ltd.                                            $                802,165
      35,900    Pohang Iron & Steel Co. Ltd. (A.D.R.)  (b)                                        1,298,862
     130,100    Remgro Ltd.                                                                       1,594,579
                                                                                   $              3,695,606
                Total Materials                                                    $             35,989,399
                Capital Goods - 4.4 %
                Building Products - 0.7 %
      20,130    Hanil Cement Co., Ltd.                                             $                851,953
     102,900    Daewoo Heavy Industries & Machinery Ltd.                                          1,164,022
                                                                                   $              2,015,975
                Construction & Engineering - 1.2 %
      79,100    LG Construction Ltd.                                               $              1,492,324
      65,090    Kyeryong Construction Industrial Co., Ltd.                                          653,128
   1,888,973    CTCI Corp.                                                                          965,678
                                                                                   $              3,111,130
                Electrical Component & Equipment - 0.5 %
     117,000    Bharat Heavy Electricals (Demat Shares)                            $              1,395,297
                Industrial Conglomerates - 1.0 %
      55,900    LG Corp.                                                           $                740,210
 348,333,779    KOC Holding AS                                                                    1,891,679
                                                                                   $              2,631,889
                Industrial Machinery - 0.6 %
   1,437,000    Yungtay Engineering Co., Ltd.                                      $                773,670
      93,900    Daewoo Heavy Industries & Machinery, Ltd. *                                         733,710
                                                                                   $              1,507,380
                Metal Fabricators - 0.4%
      49,270    Korea Zinc Co.                                                     $                808,248
                Total Capital Goods                                                $             11,469,919
                Commercial Services & Supplies - 0.6 %
                Diversified Commercial Services - 0.6 %
     165,472    Bidvest Group Ltd.                                                 $              1,497,481
                Total Commercial Services & Supplies                               $              1,497,481
                Transportation - 1.6 %
                Air Freight & Couriers - 0.2 %
   1,243,800    Singapore Post, Ltd.                                               $                571,199
                Airlines - 0.3 %
      53,900    Korean Air *                                                       $                760,932
                Marine - 0.8 %
     220,900    Samsung Heavy Industries Co., Ltd.                                 $                977,291
     103,250    Hyundai Merchant Marine Co. *                                                       948,085
                                                                                   $              1,925,376
                Railroads - 0.3 %
     278,000    Malaysia International Shipping Bhd.                               $                913,249
                Total Transportation                                               $              4,170,756
                Automobiles & Components - 3.9 %
                Auto Parts & Equipment - 1.1 %
      24,400    Hyundai Mobis                                                      $              1,203,279
     227,000    Dongyang Mechatronics Corp.                                                         667,840
     246,161    Jardine Cycle & Carriage Ltd.                                                     1,001,004
                                                                                   $              2,872,123
                Automobile Manufacturers - 2.8 %
      61,600    Hyundai Motor Co., Ltd.                                            $              2,667,255
      66,470    Hyundai Heavy Industries                                                          1,505,975
   1,130,961    PT Astra International                                                              767,384
     870,600    Sime Darby Bhd                                                                    1,271,460
     109,740    Tata Motors                                                                         925,938
                                                                                   $              7,138,012
                Total Automobiles & Components                                     $             10,010,135
                Consumer Durables & Apparel - 0.7 %
                Homebuilding - 0.4 %
   4,076,900    Ayala Land, Inc.                                                   $                385,331
     537,500    Corporacion GEO, S.A. de C.V. *                                                     700,450
                                                                                   $              1,085,781
                Leisure Products - 0.3 %
     770,500    Berjaya Sports Toto Bhd.                                           $                697,436
                Total Consumer Durables & Apparel                                  $              1,783,217
                Hotels, Restaurants & Leisure - 0.3 %
                Hotels, Resorts & Cruise Lines - 0.2 %
      72,200    Indian Hotels Co. Ltd.                                             $                583,833
                Restaurants - 0.1 %
     599,200    Jollibee Foods Corp.                                               $                267,185
                Total Hotels, Restaurants & Leisure                                $                851,018
                Media - 2.3 %
                Advertising - 0.1 %
      16,220    LG AD, Inc. *                                                      $                282,553
                Broadcasting & Cable TV - 0.9 %
   2,428,500    ABS-CBN Broadcasting Corp. *                                       $                855,800
     466,300    BEC World Public Co., Ltd.                                                          206,174
   3,507,600    Media Prima, Bhd. *                                                               1,382,544
                                                                                   $              2,444,518
                Movies & Entertainment - 1.0 %
   2,483,200    Grammy Entertainment Plc                                           $                906,996
     477,800    Zee Telefilms, Ltd.                                                               1,575,982
                                                                                   $              2,482,978
                Publishing - 0.3 %
     336,600    Singapore Press Holdings                                           $                851,358
                Total Media                                                        $              6,061,407
                Food & Drug Retailing - 2.9 %
                Food Distributors - 0.8 %
      85,500    Compania Cervecerias Unidas S.A. (b)                               $              2,017,800
       5,000    Kimberly-Clark de Mexico, S.A. de C.V. *                                             13,752
                                                                                   $              2,031,552
                Food Retail - 2.1 %
      31,000    CJ Corp.                                                           $              1,591,522
      97,300    Brasil Distributor Pao Acu (A.D.R.) *                                             2,004,380
   1,985,700    Metro Cash and Carry Limited *                                                      776,626
  94,614,750    Migros Turk T.A.S.                                                                  510,482
      41,100    Tiger Brands, Ltd.                                                                  595,618
                                                                                   $              5,478,628
                Total Food & Drug Retailing                                        $              7,510,180
                Food, Beverage & Tobacco - 5.6 %
                Distillers & Vintners - 1.7 %
     102,800    Companhia de Bebidas PR (A.D.R.)                                   $              2,230,760
  79,519,450    Andalou Efes Biracilik VE                                                         1,069,981
     512,700    Grupo Modelo SA de C.V.                                                           1,223,181
                                                                                   $              4,523,922
                Packaged Foods & Meats - 0.2 %
     504,931    Rainbow Chicken, Ltd.                                              $                438,870
                Soft Drinks - 1.7 %
     115,200    Embotelladora Andina SA (A.D.R.) *                                 $              1,405,440
      30,100    Fomento Economico Mexicano SA de C.V.                                             1,301,223
      47,700    Coca-Cola FEMSA, S.A. de C.V. (A.D.R.) *(b)                                         972,126
   1,039,700    Sermsuk Public Co., Ltd.                                                            599,545
                                                                                   $              4,278,334
                Tobacco - 2.0 %
      50,600    Korea Tobacco                                                      $              1,291,725
     114,900    British American Tobacco (Malaysia) Berhad                                        1,534,511
     669,000    PT Gudang Garam Public Co., Ltd.                                                    911,332
   1,472,900    PT Hanjaya Mandala Sampoerna Tbk                                                    834,293
       1,300    Philip Morris CR AS                                                                 738,098
                                                                                   $              5,309,959
                Total Food, Beverage & Tobacco                                     $             14,551,085
                Household & Personal Products - 1.2 %
                Household Products - 0.7 %
      28,800    LG Household & Health Care, Ltd.                                   $                723,750
 182,498,080    Arcelik A.S. *                                                                      954,012
                                                                                   $              1,677,762
                Personal Products - 0.5 %
      71,490    Natura Cosmeticos SA                                               $              1,387,302
                Total Household & Personal Products                                $              3,065,064
                Health Care Equipment & Services - 1.2 %
                Health Care Distributors - 1.2 %
     116,000    Teva Pharmaceutical Industries Ltd.                                $              3,161,000
                Total Health Care Equipment & Services                             $              3,161,000
                Pharmaceuticals & Biotechnology - 1.4 %
                Pharmaceuticals - 1.4 %
     149,600    Aurobindo Pharma, Ltd.                                             $              1,125,407
      10,900    Gideon Richter Sons (G.D.R.)                                                      1,166,845
      48,900    Lupin, Ltd.                                                                         709,955
           4    Sun Pharmaceutical Industries Ltd.  (Demat Shares)                                       33
     889,400    PT Tempo Scan Pacific                                                               631,218
                                                                                   $              3,633,458
                Total Pharmaceuticals & Biotechnology                              $              3,633,458
                Banks - 8.4 %
                Diversified Banks - 8.4 %
      57,000    Hana Bank                                                          $              1,283,829
   1,871,131    Chinatrust Financial Holding Co., Ltd.                                            1,987,263
      14,131    Kookmin Bank *                                                                      454,248
 192,608,500    Akbank T.A.S.                                                                       821,169
   3,161,600    PT Bank Central Asia Tbk                                                            608,258
      18,334    Banco Bradesco SA * (b)                                                             893,783
     275,300    Bangkok Bank, Ltd. (Foreign Shares) *                                               657,805
     245,096    Canara Bank, Ltd.                                                                   703,812
     866,300    Commerce Asset Holdings Bhd                                                       1,048,480
     732,400    Hong Leong Bank Berhad *                                                            959,732
 304,424,500    Turkiye Garanti Bankasi AS *                                                        998,477
 361,194,326    Turkiye Is Bankasi (Isbank)                                                       1,198,747
      28,500    Kookmin Bank (A.D.R.) *  (b)                                                        910,575
     448,900    Kasikornbank *                                                                      519,281
  16,852,085    PT Lippo Bank *                                                                     901,255
     458,100    Malayan Banking Bhd                                                               1,252,141
   1,334,600    Metropolitan Bank & Trust Co.                                                       595,019
   2,649,200    National Finance Public Co., Ltd.                                                   791,282
     129,300    State Bank of India                                                               1,237,300
     191,600    Standard Bank Group, Ltd.                                                         1,285,432
     485,200    Siam Commercial Bank Plc (Foreign Shares)                                           555,966
      92,900    Uniao de Bancos Brasileiros S.A. (G.D.R.) (144A)                                  2,127,410
                                                                                   $             21,791,264
                Total Banks                                                        $             21,791,264
                Diversified Financials - 3.9 %
                Diversified Financial Services - 3.9 %
     330,000    Citic Pacific, Ltd.                                                $                843,289
   1,037,000    Fubon Group                                                                         958,640
   3,816,913    China Development Financial                                                       1,709,416
   3,712,300    Bank Mandiri                                                                        495,738
     640,000    FirstRand, Ltd.                                                                   1,031,409
     889,700    MCL Land, Ltd.                                                                      760,596
   2,054,900    RHB Capital, Bhd *                                                                1,038,146
     268,039    RMB Holdings, Ltd.                                                                  654,110
 302,767,095    Haci Omer Sabanci Holding AS                                                        982,900
     303,900    Tisco Finance Public Company (Foreign Shares)                                       170,882
     625,600    Sanlam Ltd.                                                                         849,599
   4,863,800    SM Prime Holdings                                                                   494,089
                                                                                   $              9,988,814
                Total Diversified Financials                                       $              9,988,814
                Insurance - 1.0 %
                Multi-Line Insurance - 0.6 %
      24,500    Samsung Fire & Marine Insurance                                    $              1,466,746
                Property & Casualty Insurance - 0.4 %
      62,800    Cathay Financial Holding Co., Ltd., (144A) (G.D.R.) *              $              1,105,280
                Total Insurance                                                    $              2,572,026
                Real Estate - 0.4 %
                Real Estate Management & Development - 0.4 %
     831,000    Wheelock Properties (Singapore) Ltd.                               $              1,108,077
                Total Real Estate                                                  $              1,108,077
                Software & Services - 1.0 %
                Application Software - 1.0 %
      53,468    Infosys Technologies, Ltd.                                         $              1,819,588
     116,600    Satyam Computer Services                                                            855,495
                                                                                   $              2,675,083
                Total Software & Services                                          $              2,675,083
                Technology Hardware & Equipment - 5.6 %
                Semiconductors - 2.1 %
     401,327    Hon Hai Precision Industry *                                       $              1,323,837
   2,890,029    Taiwan Semiconductor Manufacturing Co.                                            4,016,907
                                                                                   $              5,340,744
                Communications Equipment - 1.1 %
      25,400    Samsung Electro Mechanics Co., Ltd. *                              $                677,401
      99,600    China Unicom (A.D.R.) *  (b)                                                        731,064
      65,800    Matav Rt (A.D.R.)                                                                 1,350,874
                                                                                   $              2,759,339
                Computer Hardware - 0.3 %
     904,587    Compal Electronics *                                               $                862,611
                Electronic Equipment & Instruments - 2.1 %
      65,600    Samsung Corp.                                                      $                797,191
     438,075    Asustek Computer, Inc.                                                              987,891
     277,180    Anpec Electronics Corp.                                                             300,124
     109,200    Richtek Technology Corp.                                                            264,305
      32,610    LG Electronics, Inc.                                                              1,569,471
      33,000    Mtekvision Co., Ltd. *                                                              727,224
     262,850    Elec & Eltek International Co., Ltd.                                                765,383
                                                                                   $              5,411,589
                Total Technology Hardware & Equipment                              $             14,374,283
                Semiconductors - 3.6 %
                Semiconductors - 3.6 %
      19,570    Samsung Electronics                                                $              7,724,256
   2,108,870    United Microelectronics Corp., Ltd. *                                             1,446,559
                                                                                   $              9,170,815
                Total Semiconductors                                               $              9,170,815
                Telecommunication Services - 13.7 %
                Integrated Telecommunication Services - 7.0 %
      52,100    Brasil Telecom Participacoes S.A.                                  $              1,700,023
     143,600    Compania de Telephonos de Chile SA (A.D.R.) *  (b)                                1,769,152
     148,100    KT Corp. (b)                                                                      2,594,712
     240,260    Mahanagar Telephone Nigam, Ltd.                                                   1,576,106
     243,600    Mahanagar Telephone (Demat)                                                         647,146
      94,000    SPT Telecom AS *                                                                  1,189,831
     328,200    Telekom Malaysia *                                                                  915,393
     158,800    Telefonos de Mexico SA                                                            5,143,532
     652,300    Telekomunikacja Polska SA                                                         2,581,973
                                                                                   $             18,117,868
                Wireless Telecommunication Services - 6.7 %
   1,125,000    Taiwan Cellular Corp.                                              $              1,062,473
      81,300    Korea Telecom Freetel Co.                                                         1,288,796
     218,600    Advanced Service Co., Ltd. (Foreign Shares)                                         496,400
     144,000    Alumax, Inc.                                                                      4,932,000
     155,400    Bharti Televentures *                                                               469,551
       9,100    Mobile Telesystems *                                                              1,177,176
     224,000    SK Telecom Co., Ltd. *  (b)                                                       4,233,600
     134,477    Turkcell Iletism Hismet (A.D.R.) *                                                1,234,499
      12,300    Vimpel-Communications (A.D.R.) *                                                  1,206,630
     346,800    Venfin, Ltd.                                                                      1,046,701
                                                                                   $             17,147,826
                Total Telecommunication Services                                   $             35,265,694
                Utilities - 4.1 %
                Electric Utilities - 2.7 %
     119,500    Korea Electric Power Corp.                                         $              2,104,629
      81,940    Unified Energy System  (G.D.R.)                                                   2,187,709
  16,613,423    Enersis SA *                                                                      2,197,858
   1,530,600    Manila Electric Co.   *                                                             579,982
                                                                                   $              7,070,178
                Gas Utilities - 0.9 %
      34,700    Korea Gas Corp.                                                    $                977,266
      42,100    Gazprom  (A.D.R.) (b)                                                             1,389,300
                                                                                   $              2,366,566
                Multi-Utilities & Unregulated Power - 0.2 %
     942,000    YTL Power International (Berhad shares) *                          $                418,882
                Water Utilities - 0.3 %
      67,200    Cia Saneamento Basic de Estado de Sao Paulo * (b)                  $                812,448
                Total Utilities                                                    $             10,668,074
                TOTAL COMMON STOCKS
                (Cost   $196,979,788)                                              $            244,115,928

                RIGHTS/WARRANTS - 0.0 %
                Commercial Services & Supplies - 0.0 %
                Diversified Commercial Services - -0.0 %
      11,697    Bidvest Group, Ltd., 12/8/06 *                                     $                 15,030
                Total Commercial Services & Supplies                               $                 15,030
                Food & Drug Retailing - 0.0 %
                Food Retail - 0.0 %
       8,242    Distribucion y Servicio Rights *                                   $                      0
                Total Food & Drug Retailing                                        $                      0
                Food, Beverage & Tobacco - 0.0 %
                Soft Drinks - -0.1 %
      17,412    Coca-Cola Femsa, 9/1/04 *                                          $                      0
                Total Food, Beverage & Tobacco                                     $                      0
                TOTAL RIGHTS/WARRANTS
                (Cost   $0)                                                        $                 15,030

 Principal
   Amount       TEMPORARY CASH INVESTMENTS - 1.3 %                                           Value
                Repurchase Agreement - 1.3 %
   3,300,000    UBS Warburg, Inc.,  1.45%, dated 8/31/04, repurchase price of
                $3,300,000 plus accrued interest on 9/1/04 collateralized by
                $3,206,000 U.S. Treasury Bill, 6.5%, 5/15/05                       $              3,300,000
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost   $3,300,000)                                                $              3,300,000

                TOTAL INVESTMENT IN SECURITIES - 98.6%
                (Cost   $205,176,307)(a)                                           $            254,301,338

                OTHER ASSETS AND LIABILITIES - 1.4%                                $             3,699,965

                TOTAL NET ASSETS - 100.0%                                          $            258,001,303

          *     Non-income producing security.

   (A.D.R.)     American Depositary Receipt

   (G.D.R.)     Global Depositary Receipt

       144A     Security is exempt from registration under Rule 144A of the Securities Act of 1933.
                Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At August 31, 2004, the value of these securities amounted to
                $5,207,200 or 2.0% of net assets.

        (a)     At August 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $210,101,212 was as follows:

                Aggregate gross unrealized gain for all investments in which
                there is an excess of value over tax cost                          $      53,323,499

                Aggregate gross unrealized loss for all investments in which
                there is an excess of tax cost over value                                 (9,123,373)

                Net unrealized gain                                                $      44,200,126

        (b)     At August 31, 2004, the following securities were out on loan:

                                                                                            Market
   Shares                                   Description                                      Value
      20,000    Anglo American Plc                                                 $                462,400
      17,417    Banco Bradesco SA *                                                                 849,079
      87,020    China Unicom (A.D.R.) *                                                             638,727
      61,200    Cia Saneamento Basic de Estado de Sao Paulo *                                       739,908
      45,315    Coca-Cola FEMSA, S.A. de C.V. (A.D.R.) *                                            923,520
      81,225    Compania Cervecerias Unidas S.A.                                                  1,916,910
      36,195    Compania de Telephonos de Chile SA (A.D.R.) *                                       445,922
       1,995    Gazprom  (A.D.R.)                                                                    65,835
     177,700    IAMGOLD Corp.                                                                     1,338,081
      27,075    Kookmin Bank (A.D.R.) *                                                             865,046
     140,695    KT Corp.                                                                          2,464,976
      35,100    Pohang Iron & Steel Co. Ltd. (A.D.R.)                                             1,269,918
     212,800    SK Telecom Co., Ltd. *                                                            4,021,920
      21,900    Surgutneftegaz (A.D.R.)                                                             759,930
      32,200    Telemig Celular Participacoes (A.D.R.)                                              950,222
                Total                                                              $             17,712,394



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Emerging Markets Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 29, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 29, 2004

* Print the name and title of each signing officer under his or her signature.